Provisions for risks and charges	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions for risks and charges
30. Provisions for risks and charges
The provisions for risks and charges, which amount to €43,795 thousand in 2025 (€40,342 thousand in 2024), represent management’s best estimate of the amount of potential liabilities. In the Directors’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.
The following tables show the movement of the provision for risks and charges in 2025:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provisions	Total provisions
At January 1, 2025	702	18,576	14,046	7,018	40,342
of which current	650	2,096	14,046	—	16,792
of which non-current	52	16,480	—	7,018	23,550
Provisions	96	347	5,981	192	6,616
Additions related to new leases	—	10,613	—	—	10,613
Releases	(43)	—	(491)	(1,544)	(2,078)
Utilizations	(7)	(4,846)	(4,587)	(367)	(9,807)
Exchange differences	(81)	(1,457)	(830)	(201)	(2,569)
Business Combination	—	31	—	—	31
Financial charges	—	394	—	—	394
Reclassifications and other	(18)	—	61	210	253
At December 31, 2025	649	23,658	14,180	5,308	43,795
of which current	552	5,709	14,180	2,657	23,098
of which non-current	97	17,949	—	2,651	20,697
The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations, except as otherwise described above.